Note 9 - Convertible Notes Payable and Credit Facility (Details) - Convertible Notes Payable - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Advisory Services Fees [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) - Convertible Notes Payable [Line Items]
Convertible notes payable		$ 10,000	$ 60,000
Less: Derivative liability		(93,376)	(243,889)
Convertible Debt [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) - Convertible Notes Payable [Line Items]
Accrued interest		28,284	7,707
Convertible notes payable		520,000	650,000
Less: Derivative liability		(129,598)	(177,927)
Less: Relative fair value of warrants		(170,767)	(53,623)
Accreted interest		79,358	21,889
Accrued interest	$ 22,256	5,683	6,288
Convertible notes payable, net		373,499	442,084
Less current portion		(30,000)	(60,000)
		$ 343,499	$ 382,084